Discontinued Operations - Schedule of Balance sheet - Discontinued operations (Parentheticals) (Details)	Dec. 31, 2025 USD ($)
Schedule Of Balance Sheet Discontinued Operations Abstract
Accounts receivable, net of allowance for credit losses	$ 64,895